Derivative Instruments - Realized and Unrealized Gains and Losses Recognized in Earnings (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Net gain (loss) on derivative instruments
Realized gain (loss)	$ 510	$ 191	$ 800	$ 992
Unrealized gain (loss)	(10,828)	1,777	(17,047)	10,952
Total realized and unrealized gain (loss) on derivative instruments	(10,318)	1,968	(16,247)	11,944
Interest Rate Swap Contracts
Net gain (loss) on derivative instruments
Realized gain (loss)	1,168	57	2,246	(247)
Unrealized gain (loss)	(11,521)	2,995	(18,619)	11,942
Foreign Exchange Forward Contracts
Net gain (loss) on derivative instruments
Realized gain (loss)	(658)	134	(1,446)	1,239
Unrealized gain (loss)	$ 693	$ (1,218)	$ 1,572	$ (990)